Income Taxes - Summary of the Overall Effective Tax Rate differs from the Statutory Federal Tax Rate (Detail)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Effective Income Tax Rate Reconciliation, Percent [Abstract]
Statutory US federal rate		21.00%	21.00%
State income taxes		1.85%	2.19%
Stock-based compensation		(1.06%)	(0.23%)
Nondeductible expenses		(0.61%)	(0.22%)
Global intangible low-taxed income		(0.46%)	(0.06%)
Research & development credits		3.48%	2.35%
Valuation allowance		(25.18%)	(25.65%)
Change in statutory tax rate		(0.20%)	0.00%
Other rate items		0.24%	0.50%
Effective tax rate	50.00%	(0.94%)	(0.12%)